SCHEDULE OF COMPONENTS OF CHANGES IN ARO (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Accounting Policies [Abstract]
ARO, ending balance	$ 51,091	$ 48,313
Accretion expense	2,778	2,778
ARO, ending balance	53,869	51,091
Less: ARO - current	2,778
ARO, net of current portion	$ 51,091	$ 48,313